COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Payments Under Operating Leases
Future minimum lease payments under such operating leases are as follows:

Year ending
December 31,

2019	3,739
2020	1,541
2021	981
2022	531
2023	273
$7,065